SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

14. SUBSEQUENT EVENTS

The Company has completed an evaluation of all subsequent events through April 27, 2015, the date these financial statements are available to be issued. The Company has concluded that no subsequent event has occurred that requires disclosure, except as noted below:

(a)
In March 2015, the Company sold 41,666,667 shares of Series D convertible preferred stock for aggregate consideration of $50,000, comprised of $45,000 in cash and conversion of $5,000 in convertible notes with related parties. The convertible notes converted into 4,166,667 shares of Series D convertible preferred stock. The accrued interest on the convertible notes was waived. In this financing, the mandatory conversion for all series of preferred stock was modified so as to occur upon an initial public offering with gross proceeds in excess of $50,000.

(b)
On March 24, 2015, Purdue sued the Company in the District of Delaware asserting infringement of four patents. On March 26, 2015, Purdue filed a second suit against the Company in the District of Massachusetts asserting infringement of the same four patents.

(c)
In March 2015, the Company granted a total of 638,095 stock options under the Plan to employees. The stock options were granted at fair market value on the date of grant, vest over approximately four years and expire ten years from the date of grant.

(d)
In March 2015, the Plan was amended to increase the maximum number authorized for issuance pursuant to the Plan to 1,087,005 shares.

(e)
In March 2015, the Company amended its lease to include an additional 9,660 square feet of space for a total of 19,335 square feet. In addition, the lease term was extended and now terminates on the date that is 5 years following the date, which has not yet been determined, on which the landlord delivers the expansion space with certain improvements substantially completed. At the Company's election, the lease term may be extended for an additional 5-year term.
(f)
In April 2015, the Company granted 194,694 shares of restricted stock to an employee. Pursuant to the grant, 97,347 shares vested upon grant, while the remaining 97,347 shares of restricted stock vest in monthly installments over a three-year period commencing as of the date of grant.

(g)
In April 2015, the Company's board of directors and shareholders approved a one-for-6.9 reverse split of the Company's common stock. All common stock share and per share amounts in the financial statements have been retroactively adjusted for all periods presented to give effect to the reverse split of our common stock, including reclassifying an amount equal to the reduction in par value to additional paid-in capital.